Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Detail) $ in Billions			12 Months Ended
	Nov. 23, 2018 USD ($)	Jun. 18, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Provision for bad debts			$ 21,000,000	$ 29,000,000	$ 35,000,000
Maximum public offering amount		$ 4,000,000,000
Public offering period		25 months
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period			60 days	60 days
Customer Concentration Risk [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accounts receivable			$ 0	$ 0
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage			5.00%	5.00%
Hydro One Holdings Limited [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Maximum public offering amount	$ 3.0
Public offering period	25 months
Variable Interest Rate [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Impact of 1% change in yield for results of operations			$ 0	$ 0